Consolidated Statements of Cash Flows - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement of cash flows [abstract]
CASH FLOWS FROM OPERATING ACTIVITIES	€ 56,691	€ 66,153	€ 3,389
Profit (loss)	9,653	(7,708)	8,116
Adjustments made to obtain the cash flows from operating activities	21,363	37,836	23,990
Depreciation and amortisation cost	2,756	2,810	3,001
Other adjustments	18,607	35,026	20,989
Net increase/(decrease) in operating assets	27,258	51,385	64,593
Financial assets held-for-trading	2,064	12,390	15,450
Non-trading financial assets mandatorily at fair value through profit or loss	969	(275)	(6,098)
Financial assets at fair value through profit or loss	(32,746)	(10,314)	4,464
Financial assets at fair value through other comprehensive income	(9,152)	6,549	1,693
Financial assets at amortized cost	73,181	43,541	49,541
Other operating assets	(7,058)	(506)	(457)
Net increase/(decrease) in operating liabilities	56,945	90,356	38,469
Financial liabilities held-for-trading	(1,386)	7,880	6,968
Financial liabilities designated at fair value through profit or loss	(14,316)	(10,907)	(8,858)
Financial liabilities at amortized cost	79,114	96,561	47,622
Other operating liabilities	(6,467)	(3,178)	(7,263)
Income tax recovered/(paid)	(4,012)	(2,946)	(2,593)
CASH FLOWS FROM INVESTING ACTIVITIES	(3,715)	(7,220)	(7,229)
Payments	11,669	11,976	14,289
Tangible assets	10,015	7,386	12,766
Intangible assets	1,388	1,134	1,377
Investments	126	525	63
Subsidiaries and other business units	140	2,931	83
Non-current assets held for sale and associated liabilities	0	0	0
Other payments related to investing activities	0	0	0
Proceeds	7,954	4,756	7,060
Tangible assets	6,382	2,014	4,091
Intangible assets	0	0	0
Investments	672	182	686
Subsidiaries and other business units	6	1,775	218
Non-current assets held for sale and associated liabilities	894	785	2,065
Other proceeds related to investing activities	0	0	0
CASH FLOWS FROM FINANCING ACTIVITIES	(1,322)	(1,909)	(10,122)
Payments	7,741	6,978	12,159
Dividends	1,313	0	3,773
Subordinated liabilities	2,684	3,780	5,123
Redemption of own equity instruments	0	0	0
Acquisition of own equity instruments	1,645	758	928
Other payments related to financing activities	2,099	2,440	2,335
Proceeds	6,419	5,069	2,037
Subordinated liabilities	5,340	4,095	1,090
Issuance of own equity instruments	0	0	0
Disposal of own equity instruments	854	721	947
Other proceeds related to financing activities	225	253	0
EFFECT OF FOREIGN EXCHANGE RATE CHANGES	5,196	(4,252)	1,366
NET INCREASE/(DECREASE) IN CASH AND CASH EQUIVALENTS	56,850	52,772	(12,596)
CASH AND CASH EQUIVALENTS AT BEGINNING OF THE YEAR	153,839	101,067	113,663
CASH AND CASH EQUIVALENTS AT END OF THE YEAR	210,689	153,839	101,067
COMPONENTS OF CASH AND CASH EQUIVALENTS AT END OF THE YEAR
Cash	8,142	7,817	8,764
Cash equivalents at central banks	193,102	137,047	75,353
Other financial assets	9,445	8,975	16,950
Less, bank overdrafts refundable on demand	0	0	0
TOTAL CASH AND CASH EQUIVALENTS AT END OF THE YEAR	210,689	153,839	101,067
Restricted cash	€ 0	€ 0	€ 0